Consolidated Statements of Cash Flows In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Cash flows from operating activities:
Net Loss	$ (17,631)	(109,398)	(85,943)	(50,084)
Adjustments to reconcile net loss to net cash used in operating activities:
Goodwill impairment		0	20,384	10,755
Net change in fair value	(8)	(52)	(22,069)	(11,989)
Depreciation and amortization	3,420	21,219	23,498	28,246
Allowance for doubtful accounts	1,076	6,678	14,681	12,129
Effects of foreign currency exchange loss	6	37	113	19
Share-based compensation	23	142	242	3,465
Deferred tax assets and liabilities	(1,474)	(9,146)	(5,621)	(5,771)
Share of associates' income	(298)	(1,847)	(2,074)	(2,547)
Loss on disposal of equipment and leasehold improvement	1,729	10,729	5,056	5,598
Changes in operating assets and liabilities:
Accounts receivable	872	5,408	(7,266)	(91,326)
Amount due from related parties	(15)	(95)	(32)	(39)
Interest receivable	246	1,527	521	(225)
Receipt of loan principals	128,966	800,182	99,605
Issuance/repurchase of loan	(129,567)	(803,912)	(107,625)
Prepaid expenses and other current assets	3,623	22,481	(3,214)	(3,896)
Other non-current assets	456	2,828	1,437	3,297
Accounts payable	(170)	(1,052)	(1,774)	4,478
Amount due to related parties	1,853	11,500	10	6
Accrued expenses and other current liabilities	(8,223)	(51,019)	24,104	67,023
Deferred revenue	(1,949)	(12,094)	11,370	766
Long-term deposits payable	(24)	(152)	41	(1,639)
Net cash used in operating activities	(17,089)	(106,036)	(34,556)	(31,734)
Cash flows from investing activities:
Decrease in Restricted cash	(1)	(5)	904	447
Purchases of equipment and leasehold improvement	(1,997)	(12,389)	(17,553)	(8,119)
Loan issuance	(7,672)	(47,600)	(120,420)	(98,053)
Receipt of loan principals	13,379	83,010	115,998	100,560
Business combinations, net of cash acquired			(5,979)
Net cash (used in) provided by investing activities	3,709	23,016	(27,050)	(5,165)
Cash flows from financing activities:
Restricted cash-customers deposits	699	4,337	3,897	(7,486)
Proceeds from issuance of ordinary shares upon exercise of share options	12	77	185
Dividend	(943)	(5,850)
Short term loan	790	4,900
Transfer of loans	601	3,730	74,370
Repurchase of loans	(3,575)	(22,180)	(62,143)
Net cash (used in) provided by financing activities	(2,416)	(14,986)	16,309	(7,486)
Effects of foreign exchange rate changes on cash and cash equivalents	2	12	(141)	(17)
Net decrease in cash and cash equivalents	(15,794)	(97,994)	(45,438)	(44,402)
Cash and cash equivalents at the beginning of the year	23,468	145,610	191,048	235,450
Cash and cash equivalents at the end of the year	7,674	47,616	145,610	191,048
Supplemental schedule of non-cash activities
Consideration payable for business combination	906	5,623	5,623	33,774
Supplemental disclosure of cash flow information
Income tax paid	$ 13	81	378	594